Convertible Notes Payable - Additional Information (Detail) - USD ($)				6 Months Ended	12 Months Ended
	May. 04, 2015	Apr. 08, 2015	Sep. 30, 2012	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 27, 2014	May. 21, 2014
Debt Instrument [Line Items]
Debt conversion feature liability						$ 58,742
Amortization of debt discount					$ 893,502	557,961
Maximum amount of convertible promissory notes						310,350
Principal amount of notes converted	$ 310,350
Accrued interest of notes converted	$ 24,276
Converted into shares of the company's common stock	57,046
Debt conversion feature liability					$ 2,370,903	1,390,469
Anniversary date of closing of IPO					May 04, 2016
Ligand Note [Member]
Debt Instrument [Line Items]
Amortization of debt discount					$ 887,426
Interest expense					125,000
Cumulative accrued interest payable					183,611
Notes Payable					2,500,000
Other expenses related to debt conversion feature					$ 980,434
Ligand Debt
Debt Instrument [Line Items]
Amortization of debt discount						532,433
Interest expense						58,611
Loan and security agreement										$ 2,500,000
Initial loan amount received									$ 1,000,000
Loans receivable monthly installment				$ 250,000
Fixed accrued interest rate					5.00%
Fixed accrued interest rate of default loan					8.00%
Debt conversion feature liability						1,390,469
Loan Amendment [Member]
Debt Instrument [Line Items]
Convertible notes payable description					Ligand has agreed that it will not, until the earlier of (A) 270 days from the date of conversion of the Ligand Note or (B) April 28, 2016 (one year following the date of the prospectus filed with the SEC relating to the IPO), sell or otherwise transfer or dispose of the shares of common stock issuable upon conversion of the Ligand Note.
Note conversion, principal amount of loan plus all accrued and previously unpaid interest		200.00%
Anniversary date of closing of IPO					May 04, 2016
Minimum [Member]
Debt Instrument [Line Items]
Notes interest rate					2.16%
Minimum [Member] | Loan Amendment [Member]
Debt Instrument [Line Items]
Aggregate net proceeds from issue of equity securities		$ 20,000,000
Maximum [Member]
Debt Instrument [Line Items]
Notes interest rate					4.68%
Qualifying Financing [Member]
Debt Instrument [Line Items]
Proceeds from issuance of capital stock					$ 5,000,000
Notes [Member]
Debt Instrument [Line Items]
Maximum Issuance under Note Authorization			$ 1,000,000
Convertible promissory notes maturity term			2 years
Interest rate on unpaid principal amount			2.00%
Term of Convertible promissory notes interest rate					In the event that any principal amount due under the Notes was not paid in full by the maturity date, such unpaid principal amount would bear interest at the lesser of 2% or the maximum rate permissible by law.
Convertible notes payable description					The number of shares issued upon conversion will be equal to the quotient obtained by dividing the then-outstanding loan balance by either 70% or 75%, as applicable, of the lowest purchase price paid per share paid by another investor in the Qualifying Financing. If, prior to the maturity of the Notes, the Company issues preferred stock in a financing that does not qualify as a Qualifying Financing (a “Non-Qualifying Financing”), the holders of the Notes will have the option of converting their Notes into shares of the preferred stock issued in the Non-Qualifying Financing on the same terms as the investors in the Non-Qualifying Financing. In the event the Company undergoes a change in control, as defined in the Notes, prior to the maturity date and repayment of the Notes, the holders of the Notes will have the option to either (1) convert the loan balance into shares of the Company’s common stock in an amount equal to the ratio of (a) the then-outstanding loan balance over (b) the ratio of $7,500,000 divided by the number of shares of capital stock of the Company outstanding immediately prior to the change in control, or (2) demand immediate repayment of an amount equal to 125% of the then-outstanding loan balance. If the Notes are still outstanding at their maturity date, the holders of the Notes have the option to either demand immediate repayment of all outstanding principal and interest or to convert the loan balance into shares of the Company’s common stock in an amount equal to the ratio of the then-outstanding loan balance over the ratio of $7,500,000 divided by the number of shares of capital stock of the Company outstanding immediately prior to the maturity date.
Amount used to determine the issuance of shares upon conversion					$ 7,500,000
Repayment percentage of convertible notes					125.00%
Fair value of debt conversion feature embedded note							$ 42,747	$ 8,286
Debt conversion feature liability						58,742
Amortization of debt discount						25,529
Interest expense						12,104
Cumulative accrued interest payable						$ 18,611
Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes interest rate					3.00%
Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes interest rate					4.68%
Notes [Member] | Option One [Member]
Debt Instrument [Line Items]
Percentage used to determine the issuance of shares upon conversion					70.00%
Notes [Member] | Option Two [Member]
Debt Instrument [Line Items]
Percentage used to determine the issuance of shares upon conversion					75.00%